Other Receivables	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Receivables [Abstract]
Other Receivables
Note 6 - Other Receivables

	December 31	December 31
	2025	2024
	USD in thousands	USD in thousands

Government institutions	18,252	11,881
Other receivables	10,020	7,444
Prepaid expenses	34,014	80,326

	62,286	99,651